TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

4.    TRADE AND OTHER RECEIVABLES

The following table presents GFL’s trade and other receivables for the periods indicated:

	December 31, 2025	December 31, 2024(1)
Trade	$773.9	$1,094.5
Unbilled revenue	36.8	84.9
Other	20.3	27.6
Expected credit losses	(29.0)	(31.9)
	$802.0	$1,175.1

(1)Comparative figures have not been re-presented.

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which GFL has not recognized an expected credit loss as there has not been a significant change in credit quality and the amounts are still considered recoverable.